Property, plant and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Gross Carrying Amount, right of use assets		$ 4,435	$ 4,274
Gross Carrying Amount		9,213	8,860
Accumulated depreciation, right of use assets		(4,003)	(3,559)
Accumulated depreciation		(6,690)	(6,475)
Net Carrying Amount, property, plant and equipment	$ 3,670	2,523	2,385
Net Carrying Amount, right of use assets		432	715
Net Carrying Amount		2,523	2,385
Equipment and vehicles
Property, plant and equipment
Gross Carrying Amount, property, plant and equipment		3,076	2,754
Accumulated depreciation, property, plant and equipment		2,161	2,232
Net Carrying Amount, property, plant and equipment		915	522
Computer equipment
Property, plant and equipment
Gross Carrying Amount, property, plant and equipment		400	584
Accumulated depreciation, property, plant and equipment		120	328
Net Carrying Amount, property, plant and equipment		280	256
Leasehold improvements
Property, plant and equipment
Gross Carrying Amount, property, plant and equipment		582	530
Accumulated depreciation, property, plant and equipment		406	356
Net Carrying Amount, property, plant and equipment		176	174
Land
Property, plant and equipment
Gross Carrying Amount, property, plant and equipment		720	718
Net Carrying Amount, property, plant and equipment		$ 720	$ 718